Nationwide Bond Fund
Summary Prospectus March 1, 2010 (as revised May 6, 2010)

Class/Ticker A NBDAX B GBDBX C GBDCX D MUIBX R2 GBDRX Institutional Class GBDIX
Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2010, as revised May 6, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 30 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 76 of the Statement of Additional Information.

	Class A	Class B	Class C	Class D	Class R2	Institutional Class
	Shares	Shares	Shares	Shares	Shares	Shares
Shareholder Fees (paid directly from your investment)

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	None	None	4.50%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 7 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%	None

Other Expenses[1]	0.59%	0.49%	0.49%	0.54%	0.69%	0.49%

Total Annual Fund Operating Expenses	1.34%	1.99%	1.99%	1.04%	1.69%	0.99%

Amount of Fee Waiver/Expense Reimbursement[2]	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.10%	1.75%	1.75%	0.80%	1.45%	0.75%

1	The Board of Trustees of Nationwide Mutual Funds (the “Trust”) has approved a new methodology for the allocation of certain Fund expenses, effective May 1, 2010, including those relating to the provision of administration and transfer agency services, as reflected in a new Joint Fund Administration and Transfer Agency Agreement. Accordingly, “Other Expenses” have been restated to reflect the new expense allocation methodology.
2	The Trust and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting operating expenses to 0.75% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least February 28, 2011. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

Summary Prospectus March 1, 2010 (as revised May 6, 2010)	1 of 4	Nationwide Bond Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$532	$809	$1,106	$1,949

Class B shares	678	901	1,251	2,051

Class C shares	278	601	1,051	2,297

Class D shares	528	743	976	1,643

Class R2 shares	148	509	895	1,978

Institutional Class shares	77	291	524	1,191

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$178	$601	$1,051	$2,051

Class C shares	178	601	1,051	2,297

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61.11% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in a wide variety of investment grade fixed-income securities, such as corporate bonds, U.S. government securities, mortgage-backed securities, and commercial paper. The Fund may also invest in high-yield (i.e., “junk”) bonds, as well as foreign government and corporate bonds that are denominated in U.S. dollars. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. In selecting securities, the subadviser typically maintains an average portfolio duration of three to seven years.

The subadviser seeks value and may sell a security to take advantage of more favorable opportunities. The subadviser also may sell a bond as it gets closer to its maturity in order to maintain the Fund’s target duration and achieve an attractive total return.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. This risk is particularly high for high-yield bonds.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed securities risk – through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The bar chart and table that follow can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Please call 800-848-0920 for the Fund’s current 30-day yield.

Summary Prospectus March 1, 2010 (as revised May 6, 2010)	2 of 4	Nationwide Bond Fund

Annual Total Returns – Class D Shares
(Years Ended December 31,)

Best Quarter: 6.49% – 3rd qtr. of 2009
Worst Quarter: -2.80% – 2nd qtr. of 2004

After-tax returns are shown in the table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class B, Class C, Class R2 and Institutional Class shares are September 4, 2003, September 4, 2003, October 1, 2003, and June 29, 2004, respectively. Pre-inception historical performance for Class B shares is based on the previous performance of Class X shares (which are no longer offered by the Fund). Pre-inception historical performance for Class C shares is based on the previous performance of Class D shares through March 1, 2001 and Class Y shares (which are no longer offered by the Fund) from March 1, 2001 through September 4, 2003. Pre-inception historical performance for Class R2 and Institutional Class shares is based on the previous performance of Class D shares. No Institutional Class shares are outstanding as of the date of this Prospectus. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns
For the Periods Ended December 31, 2009:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	10.55%	3.57%	5.41%

Class B shares – Before Taxes	9.97%	3.47%	5.21%

Class C shares – Before Taxes	13.98%	3.81%	5.27%

Class D shares – Before Taxes	10.77%	3.82%	5.67%

Class D shares – After Taxes on Distributions	8.65%	2.03%	3.67%

Class D shares – After Taxes on Distributions and Sales of Shares	6.91%	2.19%	3.63%

Class R2 shares – Before Taxes	15.18%	4.21%	5.78%

Institutional Class shares – Before Taxes	15.97%	4.79%	6.15%

Barclays Capital U.S. Aggregate Bond Index (The Index does not pay sales charges, fees or expenses.)	5.93%	4.97%	6.33%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

Nationwide Asset Management, LLC (“NWAM”)

Portfolio Managers

Portfolio Manager	Title	Length of Service
Gary S. Davis, CFA	Senior Investment Professional, NWAM	Since May 1998

Joel S. Buck	Senior Investment Professional, NWAM	Since August 1998

Purchase and Sale of Fund Shares

Minimum Initial Investment Classes A, B*, C, D: $2,000 Class R2: no minimum Institutional Class: $1,000,000 Automatic Asset Accumulation Plan (Classes A, B*, C, D): $1,000

Minimum Additional Investment
Classes A, B*, C, D: $100
Class R2, Institutional Class: no minimum
Automatic Asset Accumulation Plan (Classes A, B*, C, D): $50
* Class B Shares are closed to new investors.

To Place Orders
Mail:	Overnight:	Website:
Nationwide Funds P.O. Box 5354 Cincinnati, OH 45201-5354 Fax: 800-421-2182	Nationwide Funds 303 Broadway, Suite 900 Cincinnati, OH 45202	www.nationwide.com/ mutualfunds

Phone: 800-848-0920 (toll free). Representatives are available 8 a.m. – 7 p.m. Eastern time, Monday through Friday.

In general, you can buy or sell (redeem) shares of the Funds by mail or phone on any business day. You can generally pay for shares by check or wire.

Tax Information

The Fund’s distributions are taxable, and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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